Parametric
Tax-Managed International Equity Fund
January 31, 2024 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2024, the value of the Fund’s investment in the Portfolio was $36,849,470 and the Fund owned 53.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Australia — 8.6%
Altium Ltd.	3,632	$ 116,681
APA Group	25,542	141,275
ASX Ltd.	1,525	65,197
Atlas Arteria Ltd.(1)	13,938	49,137
Aurizon Holdings Ltd.(1)	14,009	34,533
Bapcor Ltd.(1)	17,313	63,374
BHP Group Ltd.	9,711	297,098
Brambles Ltd.	17,422	166,115
CAR Group Ltd.	8,634	185,383
Charter Hall Long Wale REIT(1)	17,564	42,767
Charter Hall Retail REIT(1)	18,162	43,880
Codan Ltd.(1)	4,717	24,933
Coles Group Ltd.	13,689	142,056
Commonwealth Bank of Australia	1,651	125,896
Computershare Ltd.	7,415	122,816
CSL Ltd.	2,969	583,045
Data#3 Ltd.	7,498	47,684
Dexus(1)	9,470	47,925
Elders Ltd.(1)	5,348	31,242
Endeavour Group Ltd.(1)	13,721	50,215
EVT Ltd.(1)	10,106	82,442
GrainCorp Ltd., Class A	5,357	28,145
Hansen Technologies Ltd.	14,633	49,159
HomeCo Daily Needs REIT(1)(2)	42,841	35,267
Incitec Pivot Ltd.	22,926	40,038
IRESS Ltd.(1)	7,406	39,321
Lendlease Corp. Ltd.(1)	9,400	45,125
Lottery Corp. Ltd.	39,582	129,923
Medibank Pvt Ltd.	16,474	41,245
Mirvac Group(1)	41,842	58,805
National Australia Bank Ltd.	6,485	136,771
National Storage REIT	24,990	37,478
New Hope Corp. Ltd.(1)	6,072	21,238
NEXTDC Ltd.(3)	11,247	101,821
Orica Ltd.	4,147	43,738
Origin Energy Ltd.	34,036	189,962
QBE Insurance Group Ltd.	5,122	52,739
Region RE Ltd.(1)	20,523	30,216
Rio Tinto Ltd.(1)	1,729	148,776
Santos Ltd.(1)	29,201	147,580
Scentre Group	43,799	87,075
Stockland	21,890	64,644
Suncorp Group Ltd.	5,349	49,235
Tabcorp Holdings Ltd.	88,897	46,183
Security	Shares	Value
Australia (continued)
Technology One Ltd.	8,485	$ 86,693
Telstra Group Ltd.	81,013	213,658
TPG Telecom Ltd.(1)	26,625	91,639
Transurban Group	22,607	198,608
Vicinity Ltd.	39,555	52,506
Viva Energy Group Ltd.(1)(4)	12,311	28,043
Weebit Nano Ltd.(1)(3)	7,492	16,851
Wesfarmers Ltd.	8,581	324,850
Westpac Banking Corp.	7,685	120,559
Whitehaven Coal Ltd.	7,762	42,433
Woodside Energy Group Ltd.	14,983	313,388
Woolworths Group Ltd.	13,266	311,551
Yancoal Australia Ltd.(1)	6,032	23,531
		$ 5,912,488
Austria — 1.0%
ANDRITZ AG	1,285	$ 79,108
AT&S Austria Technologie & Systemtechnik AG(1)	1,360	32,855
BAWAG Group AG(4)	407	20,955
CA Immobilien Anlagen AG(1)	2,850	93,560
Erste Group Bank AG	2,269	97,745
Eurotelesites AG(3)	2,000	8,401
Kontron AG	1,758	40,769
Mayr Melnhof Karton AG	125	16,570
Oesterreichische Post AG	584	19,764
OMV AG	1,834	81,634
PIERER Mobility AG(1)	420	22,189
Telekom Austria AG	8,000	69,634
Verbund AG(1)	977	79,448
voestalpine AG(1)	1,326	39,451
		$ 702,083
Belgium — 2.1%
Ackermans & van Haaren NV	948	$ 158,510
Aedifica SA	737	48,026
Ageas SA	1,164	50,019
Anheuser-Busch InBev SA	2,419	149,634
Barco NV	2,270	37,710
Cofinimmo SA	488	35,467
Colruyt Group NV	478	21,839
D'ieteren Group	715	144,439
Econocom Group SA	10,730	27,260
Elia Group SA(1)	1,018	122,573
Euronav NV	3,761	66,212
EVS Broadcast Equipment SA	1,167	38,371
KBC Group NV	1,598	104,240

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Belgium (continued)
Montea NV	358	$ 30,729
Proximus SADP	7,803	74,045
Retail Estates NV	587	38,455
Solvay SA	842	23,027
Syensqo SA(3)	842	75,062
UCB SA	1,600	150,505
Umicore SA	2,338	53,181
Xior Student Housing NV(2)	621	18,600
		$ 1,467,904
Denmark — 4.5%
AP Moller - Maersk AS, Class A	42	$ 76,157
AP Moller - Maersk AS, Class B	45	82,971
Carlsberg AS, Class B	2,327	299,409
D/S Norden AS	671	36,104
Danske Bank AS(1)	9,592	257,559
FLSmidth & Co. AS	866	35,554
ISS AS	2,025	38,317
Matas AS	1,729	30,999
Novo Nordisk AS, Class B(1)	7,273	831,336
Novozymes AS, Class B(1)	7,705	394,809
Orsted AS(1)(4)	4,338	244,510
Pandora AS	2,118	309,476
Scandinavian Tobacco Group AS(4)	5,079	91,239
Topdanmark AS	1,587	70,381
TORM PLC, Class A(1)	907	31,867
Tryg AS	6,518	139,317
Vestas Wind Systems AS(3)	5,708	160,937
		$ 3,130,942
Finland — 2.2%
Citycon OYJ	3,632	$ 18,994
Elisa OYJ	2,763	125,886
Fortum OYJ	10,228	139,818
Harvia OYJ(2)	1,032	30,452
Kempower OYJ(1)(3)	436	13,952
Kesko OYJ, Class B	7,282	142,215
Kojamo OYJ(1)	3,939	46,698
Kone OYJ, Class B	2,736	135,436
Neste OYJ	3,560	122,729
Nokia OYJ	31,287	113,110
Nordea Bank Abp	13,924	171,598
Orion OYJ, Class B	3,362	154,779
Puuilo OYJ	2,988	28,782
TietoEVRY OYJ	956	22,184
Tokmanni Group Corp.(1)	4,468	76,612
Security	Shares	Value
Finland (continued)
UPM-Kymmene OYJ	3,802	$ 138,287
YIT OYJ(1)	9,254	19,713
		$ 1,501,245
France — 8.5%
Air Liquide SA	3,247	$ 607,622
Airbus SE	780	124,243
AXA SA	6,703	224,988
BNP Paribas SA	3,328	223,589
Bollore SE	13,714	90,581
Bouygues SA	1,100	40,296
Bureau Veritas SA	921	24,498
Capgemini SE	1,229	273,233
Carrefour SA	5,094	86,966
Cie Generale des Etablissements Michelin SCA	2,492	82,741
Danone SA	2,980	198,538
Dassault Systemes SE	5,415	280,704
Edenred SE	1,068	63,790
Eiffage SA	269	28,146
Engie SA	23,380	373,436
Eutelsat Communications SACA(1)(3)	10,085	36,784
Gecina SA	1,055	116,352
Getlink SE	2,197	37,857
ICADE(1)	1,083	36,666
Klepierre SA	4,222	109,310
L'Oreal SA	281	134,474
LVMH Moet Hennessy Louis Vuitton SE	596	495,907
Orange SA	25,469	302,875
Pernod Ricard SA	786	128,893
Quadient SA	948	20,085
Rubis SCA	5,497	139,000
Safran SA	556	103,810
Sanofi SA	4,937	494,419
Sopra Steria Group	385	90,303
Thales SA	600	87,752
TotalEnergies SE	7,524	488,124
Vinci SA	1,159	146,408
Vivendi SE	12,615	142,166
Voltalia SA(1)(3)	1,827	15,634
		$ 5,850,190
Germany — 8.6%
Allianz SE	1,068	$ 285,344
BASF SE	5,297	253,218
Bayer AG	4,632	144,132
Bayerische Motoren Werke AG	1,291	134,333

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Germany (continued)
Bayerische Motoren Werke AG, PFC Shares	792	$ 77,387
Brenntag SE	725	64,097
CropEnergies AG(3)	2,253	28,025
Daimler Truck Holding AG	1,859	66,435
Deutsche Boerse AG	659	131,233
Deutsche Lufthansa AG(3)	5,121	42,583
Deutsche Telekom AG	24,422	599,507
Deutsche Wohnen SE	2,022	49,112
E.ON SE	43,992	595,180
Evonik Industries AG	3,498	64,350
Fresenius Medical Care AG	1,941	75,019
Fresenius SE & Co. KGaA	3,336	93,651
FUCHS SE, PFC Shares	495	21,698
GEA Group AG	1,075	43,053
Gerresheimer AG	321	32,726
Grand City Properties SA(3)	3,999	38,817
Hamborner REIT AG	9,515	67,256
Hannover Rueck SE	220	52,738
Henkel AG & Co. KGaA	2,701	184,723
Henkel AG & Co. KGaA, PFC Shares	3,830	293,602
K&S AG	4,249	59,597
Knorr-Bremse AG	398	24,583
LEG Immobilien SE(3)	1,939	160,897
Mercedes-Benz Group AG	2,924	197,407
MTU Aero Engines AG	190	43,687
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	361	153,684
QIAGEN NV(3)	1,683	73,018
Rheinmetall AG	216	75,637
RWE AG	1,362	50,293
SAP SE	3,795	657,471
Siemens AG	1,574	281,783
Suedzucker AG	9,335	131,596
Symrise AG	1,413	145,784
Talanx AG	431	30,239
Volkswagen AG, PFC Shares	790	101,606
Vonovia SE	8,759	272,863
		$ 5,898,364
Hong Kong — 4.0%
AIA Group Ltd.	33,600	$ 263,505
ASMPT Ltd.	6,100	58,867
Bank of East Asia Ltd.	52,200	59,360
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(1)	21,000	25,481
BOC Hong Kong Holdings Ltd.	11,500	27,563
Budweiser Brewing Co. APAC Ltd.(4)	66,900	105,444
Security	Shares	Value
Hong Kong (continued)
Cafe de Coral Holdings Ltd.	20,000	$ 20,116
China Traditional Chinese Medicine Holdings Co. Ltd.	128,000	48,940
Chow Sang Sang Holdings International Ltd.	42,000	45,772
Chow Tai Fook Jewellery Group Ltd.	59,000	79,927
CK Asset Holdings Ltd.	18,000	81,222
CK Hutchison Holdings Ltd.	42,500	219,505
CLP Holdings Ltd.	23,000	182,929
C-Mer Eye Care Holdings Ltd.(2)(3)	44,000	14,871
DFI Retail Group Holdings Ltd.(1)	23,400	46,655
Fortune Real Estate Investment Trust	44,000	25,194
Galaxy Entertainment Group Ltd.	28,000	145,317
Giordano International Ltd.	64,000	16,786
Hang Lung Properties Ltd.	37,000	42,956
Hang Seng Bank Ltd.	6,200	64,543
HK Electric Investments & HK Electric Investments Ltd.(2)	154,000	95,519
HKT Trust & HKT Ltd.	169,000	203,013
Hongkong Land Holdings Ltd.	15,800	49,320
Hutchison Telecommunications Hong Kong Holdings Ltd.	238,000	31,596
Jardine Matheson Holdings Ltd.	2,400	96,370
Luk Fook Holdings International Ltd.	15,000	37,161
MTR Corp. Ltd.	18,000	58,560
NWS Holdings Ltd.	38,000	33,019
Orbusneich Medical Group Holdings Ltd.(3)	18,500	12,118
PAX Global Technology Ltd.	75,000	52,415
Power Assets Holdings Ltd.	30,000	175,656
Shangri-La Asia Ltd.(3)	38,000	23,613
Sino Land Co. Ltd.	32,000	33,426
Sun Hung Kai Properties Ltd.	12,000	112,001
Television Broadcasts Ltd.(3)	57,600	21,901
Viva Goods Company Ltd.(3)	192,000	17,207
VSTECS Holdings Ltd.	60,000	32,330
VTech Holdings Ltd.	10,000	57,920
Wharf Holdings Ltd.	17,000	49,669
		$ 2,767,767
Ireland — 2.3%
Bank of Ireland Group PLC	24,074	$ 221,384
CRH PLC	4,535	321,720
DCC PLC	2,298	167,063
Fineos Corp. Ltd. CDI(3)	16,777	22,488
Flutter Entertainment PLC(3)	1,544	316,915
ICON PLC(3)	1,080	281,740
Irish Residential Properties REIT PLC	33,524	41,736
Kerry Group PLC, Class A	2,357	210,089
		$ 1,583,135

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Israel — 2.2%
Amot Investments Ltd.	5,499	$ 28,570
Azrieli Group Ltd.	509	34,298
Bank Hapoalim BM	6,278	53,413
Bank Leumi Le-Israel BM	10,138	77,000
Bezeq The Israeli Telecommunication Corp. Ltd.	74,540	98,599
Big Shopping Centers Ltd.(3)	234	23,794
Check Point Software Technologies Ltd.(3)	385	61,188
Delek Automotive Systems Ltd.	5,228	31,280
Delek Group Ltd.	592	73,308
Elbit Systems Ltd.	297	61,266
Electra Ltd.	76	28,966
Enlight Renewable Energy Ltd.(3)	4,083	73,753
Fattal Holdings 1998 Ltd.(3)	339	38,485
Fiverr International Ltd.(1)(3)	953	25,655
Fox Wizel Ltd.	492	34,863
ICL Group Ltd.	25,308	115,108
Maytronics Ltd.	2,874	31,532
Melisron Ltd.	379	27,793
Nice Ltd.(3)	323	67,017
Nova Ltd.(3)	138	19,652
Oil Refineries Ltd.	76,583	26,415
OPC Energy Ltd.(3)	4,225	29,937
OY Nofar Energy Ltd.(3)	1,707	43,368
Partner Communications Co. Ltd.(3)	9,362	43,287
Plus500 Ltd.	1,094	24,743
Reit 1 Ltd.	4,966	22,169
Shapir Engineering & Industry Ltd.	3,467	19,544
Shufersal Ltd.(3)	11,960	64,171
Strauss Group Ltd.(3)	2,438	47,349
Teva Pharmaceutical Industries Ltd. ADR(3)	13,832	167,367
		$ 1,493,890
Italy — 4.3%
Assicurazioni Generali SpA	4,184	$ 93,332
Buzzi SpA	1,488	50,577
Davide Campari-Milano NV	14,115	143,002
De' Longhi SpA	1,200	38,867
DiaSorin SpA	977	89,844
Enav SpA(4)	5,309	19,648
Enel SpA	40,123	273,774
Eni SpA	21,987	350,502
Ferrari NV	654	228,074
GVS SpA(3)(4)	4,062	25,907
Infrastrutture Wireless Italiane SpA(4)	18,725	226,423
Italgas SpA	7,381	42,082
Italmobiliare SpA(1)	1,360	40,511
Security	Shares	Value
Italy (continued)
Leonardo SpA	5,068	$ 88,457
Mediobanca Banca di Credito Finanziario SpA	2,659	35,216
MFE-MediaForEurope NV, Class B(1)	1,958	7,063
Poste Italiane SpA(4)	5,564	60,334
Prysmian SpA	2,617	115,174
RAI Way SpA(4)	4,122	22,539
Recordati Industria Chimica e Farmaceutica SpA	4,029	222,378
Stellantis NV	6,033	132,887
STMicroelectronics NV(1)	7,572	332,460
Technogym SpA(4)	2,741	27,143
Terna - Rete Elettrica Nazionale	8,968	75,619
UniCredit SpA	5,306	155,424
UnipolSai Assicurazioni SpA	10,716	28,357
Webuild SpA	11,250	23,663
		$ 2,949,257
Japan — 12.9%
Activia Properties, Inc.	16	$ 43,574
Aeon Co. Ltd.(1)	4,300	102,758
Air Water, Inc.	2,000	26,418
ANA Holdings, Inc.(3)	1,100	24,308
Asahi Kasei Corp.	8,100	61,427
Astellas Pharma, Inc.	7,500	87,319
Bandai Namco Holdings, Inc.	2,400	51,966
Bridgestone Corp.	1,600	69,332
Canon, Inc.	1,500	41,321
Central Japan Railway Co.	1,500	37,489
Concordia Financial Group Ltd.	10,800	51,467
Daicel Corp.	3,900	38,209
Daiichi Sankyo Co. Ltd.	5,400	161,671
Daiwa House REIT Investment Corp.	23	40,639
Disco Corp.	600	161,903
East Japan Railway Co.	900	51,473
Eisai Co. Ltd.	1,400	65,924
Electric Power Development Co. Ltd.	2,500	41,994
ENEOS Holdings, Inc.	31,200	126,003
Fast Retailing Co. Ltd.	300	80,093
Frontier Real Estate Investment Corp.	8	23,647
FUJIFILM Holdings Corp.	500	31,692
Fujitsu Ltd.	300	41,524
Fukuoka Financial Group, Inc.	1,600	39,324
GLP J-REIT	41	36,606
Hamamatsu Photonics KK	700	27,653
Hirose Electric Co. Ltd.	315	36,651
Honda Motor Co. Ltd.	5,700	63,715
Idemitsu Kosan Co. Ltd.	18,500	102,730

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
ITOCHU Corp.(1)	1,900	$ 86,230
Iwatani Corp.	1,800	80,436
Japan Logistics Fund, Inc.(1)	29	53,622
Japan Metropolitan Fund Investment Corp.	93	63,132
Japan Post Bank Co. Ltd.	6,000	62,399
Japan Post Holdings Co. Ltd.	7,500	71,795
Japan Prime Realty Investment Corp.	22	52,675
Japan Real Estate Investment Corp.	11	42,169
Japan Tobacco, Inc.	4,100	108,065
Kansai Electric Power Co., Inc.	7,200	98,223
Kansai Paint Co. Ltd.	3,300	55,175
Kao Corp.	2,100	83,092
KDDI Corp.	6,400	212,064
KDX Realty Investment Corp.(1)	24	26,034
Keyence Corp.	400	178,959
Kintetsu Group Holdings Co. Ltd.	800	24,686
Kirin Holdings Co. Ltd.	3,800	54,621
Kobe Steel Ltd.	3,000	41,424
Komatsu Ltd.	2,200	62,590
Kuraray Co. Ltd.	2,300	24,131
Kyocera Corp.	3,600	52,704
Kyowa Kirin Co. Ltd.	2,700	42,530
Kyushu Electric Power Co., Inc.(3)	8,300	62,160
Lion Corp.	5,400	48,136
Marubeni Corp.	3,400	57,993
Maruichi Steel Tube Ltd.	1,200	30,575
MatsukiyoCocokara & Co.	2,700	49,077
Medipal Holdings Corp.(1)	2,800	44,691
MEIJI Holdings Co. Ltd.	1,600	38,695
Mitsubishi Chemical Group Corp.	10,000	60,297
Mitsubishi Corp.	4,200	72,387
Mitsubishi Electric Corp.	3,200	47,489
Mitsubishi HC Capital, Inc.	6,100	43,252
Mitsubishi Heavy Industries Ltd.	600	40,022
Mitsui & Co. Ltd.	1,800	73,003
Mitsui Chemicals, Inc.	1,300	38,259
Mitsui Fudosan Co. Ltd.	5,100	128,029
Mitsui OSK Lines Ltd.(1)	1,100	39,513
Mizuho Financial Group, Inc.	5,630	102,250
MS&AD Insurance Group Holdings, Inc.	1,800	74,331
Murata Manufacturing Co. Ltd.	4,500	90,865
NEC Corp.	1,500	98,017
NH Foods Ltd.	1,600	54,794
Nintendo Co. Ltd.	6,000	335,225
Nippon Accommodations Fund, Inc.	8	33,305
Nippon Building Fund, Inc.	11	44,507
Security	Shares	Value
Japan (continued)
Nippon Sanso Holdings Corp.	2,300	$ 58,280
Nippon Shokubai Co. Ltd.	600	22,572
Nippon Steel Corp.	3,600	86,633
Nippon Telegraph & Telephone Corp.	180,100	226,161
Nippon Yusen KK	1,200	41,353
Nisshin Seifun Group, Inc.	4,900	68,351
Nissin Foods Holdings Co. Ltd.	2,100	67,938
Nitori Holdings Co. Ltd.	300	39,265
NOF Corp.	800	36,131
Nomura Real Estate Holdings, Inc.	1,100	30,102
Nomura Real Estate Master Fund, Inc.	63	68,939
Nomura Research Institute Ltd.	2,000	61,167
NTT Data Group Corp.	4,400	63,376
Obic Co. Ltd.	300	46,083
Oji Holdings Corp.	12,700	49,655
Ono Pharmaceutical Co. Ltd.	3,300	59,480
Oriental Land Co. Ltd.	2,500	92,850
Orix JREIT, Inc.	47	54,365
Osaka Gas Co. Ltd.	5,500	115,813
Otsuka Holdings Co. Ltd.	2,400	94,340
Pan Pacific International Holdings Corp.	2,000	43,233
Panasonic Holdings Corp.	5,400	50,861
Resona Holdings, Inc.	6,700	36,986
Rohm Co. Ltd.	800	13,807
Rohto Pharmaceutical Co. Ltd.	1,600	32,739
Santen Pharmaceutical Co. Ltd.	4,400	44,450
Secom Co. Ltd.	600	43,548
Sekisui House Ltd.(1)	2,000	45,148
Sekisui House Reit, Inc.	97	51,593
Shimadzu Corp.	1,200	33,182
Shionogi & Co. Ltd.	1,500	71,995
Shizuoka Financial Group, Inc.	5,800	53,012
SoftBank Corp.	14,500	192,645
Sompo Holdings, Inc.	1,200	62,222
Subaru Corp.	2,400	47,878
Sumitomo Chemical Co. Ltd.(1)	10,900	25,665
Sumitomo Corp.	2,400	55,195
Sumitomo Electric Industries Ltd.	2,900	38,546
Sumitomo Mitsui Financial Group, Inc.	2,700	140,436
Sumitomo Mitsui Trust Holdings, Inc.	3,000	61,480
Suntory Beverage & Food Ltd.	1,600	52,200
Suzuki Motor Corp.	600	26,951
Taiheiyo Cement Corp.	2,500	51,456
Takeda Pharmaceutical Co. Ltd.	5,000	146,952
Teijin Ltd.	3,300	30,358
Tohoku Electric Power Co., Inc.	9,800	65,423

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Tokio Marine Holdings, Inc.	3,400	$ 89,649
Tokyo Gas Co. Ltd.	4,100	94,185
Tokyu Corp.(1)	3,200	37,550
TOPPAN Holdings, Inc.	2,000	55,129
Toray Industries, Inc.	6,900	34,475
Tosoh Corp.	2,200	28,368
Toyo Seikan Group Holdings Ltd.	2,900	46,065
Toyo Suisan Kaisha Ltd.	1,000	52,071
Toyota Motor Corp.	13,600	271,562
Trend Micro, Inc.	600	34,326
United Urban Investment Corp.	35	35,438
West Japan Railway Co.	700	29,155
Yakult Honsha Co. Ltd.	2,000	43,683
Yamato Holdings Co. Ltd.	2,000	34,573
Yamato Kogyo Co. Ltd.	1,000	55,354
Yamazaki Baking Co. Ltd.	1,300	30,826
		$ 8,925,682
Netherlands — 4.4%
ABN AMRO Bank NV(4)	2,263	$ 33,306
Aegon Ltd.(1)	12,248	72,256
Akzo Nobel NV	683	52,463
Alfen NV(1)(3)(4)	256	15,481
ASML Holding NV	646	560,462
ASR Nederland NV	1,620	76,345
Corbion NV(1)	2,072	40,123
DSM BV(3)	1,929	200,128
Euronext NV(4)	576	50,663
EXOR NV	350	33,863
JDE Peet's NV(1)	1,640	40,484
Koninklijke Ahold Delhaize NV	9,251	260,167
Koninklijke KPN NV	65,476	222,732
Koninklijke Philips NV	17,139	362,585
NN Group NV	1,992	81,649
NSI NV	1,000	21,371
Prosus NV	11,033	326,323
Randstad NV(1)	683	38,836
SBM Offshore NV(1)	4,496	57,238
Universal Music Group NV(1)	7,168	211,296
Wolters Kluwer NV(1)	1,682	247,956
		$ 3,005,727
New Zealand — 1.1%
a2 Milk Co. Ltd.(1)(3)	28,790	$ 90,613
Argosy Property Ltd.	39,042	27,637
Auckland International Airport Ltd.(1)	12,240	63,039
Security	Shares	Value
New Zealand (continued)
Contact Energy Ltd.	9,580	$ 47,215
Fisher & Paykel Healthcare Corp. Ltd.	5,931	85,662
Goodman Property Trust	27,739	37,932
Heartland Group Holdings Ltd.	19,544	16,568
Infratil Ltd.	6,421	41,422
Kiwi Property Group Ltd.	57,056	30,295
KMD Brands Ltd.	27,332	11,688
Meridian Energy Ltd.	15,507	52,534
SKYCITY Entertainment Group Ltd.(1)	29,814	34,454
Spark New Zealand Ltd.	30,866	100,144
Vulcan Steel Ltd.(1)	3,600	17,410
Xero Ltd.(3)	1,231	88,113
		$ 744,726
Norway — 2.1%
Aker ASA, Class A	499	$ 29,651
ArcticZymes Technologies ASA(1)(3)	4,268	16,326
Atea ASA	2,752	36,673
Austevoll Seafood ASA	3,899	28,265
Borregaard ASA	3,526	59,964
Crayon Group Holding ASA(3)(4)	2,500	21,017
DNB Bank ASA	6,189	120,312
Elkem ASA(4)	14,511	30,110
Entra ASA(4)	2,972	32,436
Equinor ASA	6,266	179,315
Europris ASA(4)	6,059	45,413
Gjensidige Forsikring ASA	1,701	27,360
Golden Ocean Group Ltd.	3,420	36,065
Kitron ASA	9,412	28,648
Kongsberg Gruppen ASA	1,873	95,454
Mowi ASA	5,946	107,030
Nykode Therapeutics ASA(3)	7,954	13,610
Opera Ltd. ADR(1)	3,500	38,430
Orkla ASA	8,207	64,286
REC Silicon ASA(3)	16,371	19,129
Scatec ASA(4)	3,300	24,538
Schibsted ASA, Class B	2,498	71,566
SpareBank 1 Nord Norge	3,559	35,014
Stolt-Nielsen Ltd.	879	32,855
Telenor ASA	11,887	131,700
Veidekke ASA	3,671	33,492
Yara International ASA	2,956	97,704
		$ 1,456,363
Portugal — 1.0%
Banco Comercial Portugues SA, Class R(3)	387,844	$ 112,823

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Portugal (continued)
Corticeira Amorim SGPS SA	4,721	$ 48,199
CTT - Correios de Portugal SA	12,855	51,006
EDP - Energias de Portugal SA	19,728	87,996
Galp Energia SGPS SA	8,111	127,681
Jeronimo Martins SGPS SA	4,742	107,849
Navigator Co. SA	16,287	67,111
NOS SGPS SA	11,659	41,281
REN - Redes Energeticas Nacionais SGPS SA	11,590	28,476
		$ 672,422
Singapore — 4.0%
AEM Holdings Ltd.(1)	9,200	$ 18,307
BW LPG Ltd.(4)	3,082	37,931
CapitaLand Ascott Trust	27,455	19,574
CapitaLand Integrated Commercial Trust	56,100	83,632
City Developments Ltd.	7,700	34,949
ComfortDelGro Corp. Ltd.	36,500	37,963
DBS Group Holdings Ltd.	9,000	213,168
ESR-LOGOS REIT(1)	156,500	36,132
First Resources Ltd.	32,600	35,879
Flex Ltd.(3)	9,757	231,631
Food Empire Holdings Ltd.	25,900	25,999
Frasers Centrepoint Trust	12,700	21,722
Frasers Logistics & Commercial Trust(2)	54,700	45,534
Genting Singapore Ltd.	244,700	183,771
Grab Holdings Ltd., Class A(3)	21,600	66,312
Haw Par Corp. Ltd.	4,700	33,221
Jardine Cycle & Carriage Ltd.	1,000	19,296
Keppel Ltd.	14,400	76,518
Keppel REIT(1)	55,680	38,292
Lendlease Global Commercial REIT(1)	77,600	36,335
Mapletree Industrial Trust	27,660	50,379
Netlink NBN Trust(2)	66,200	41,671
Parkway Life Real Estate Investment Trust	13,500	35,377
Raffles Medical Group Ltd.	38,400	28,856
SATS Ltd.(3)	12,200	24,909
Sea Ltd. ADR(3)	4,137	157,785
Sembcorp Industries Ltd.	51,100	215,054
Sheng Siong Group Ltd.	41,900	48,656
Singapore Airlines Ltd.(1)	17,100	84,872
Singapore Exchange Ltd.	7,000	48,878
Singapore Post Ltd.	55,300	16,878
Singapore Technologies Engineering Ltd.	19,500	54,033
Singapore Telecommunications Ltd.	64,900	115,817
StarHub Ltd.	35,800	28,251
Suntec Real Estate Investment Trust(1)	27,000	23,869
Security	Shares	Value
Singapore (continued)
United Overseas Bank Ltd.	8,200	$ 172,844
UOL Group Ltd.	4,600	21,360
Venture Corp. Ltd.	7,500	74,719
Wilmar International Ltd.	103,000	252,215
		$ 2,792,589
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA(1)	2,126	$ 83,893
Aena SME SA(4)	1,064	188,229
Almirall SA	2,798	26,542
Banco Santander SA(1)	61,792	248,346
Bankinter SA(1)	12,265	75,726
CaixaBank SA	15,438	65,828
Cellnex Telecom SA(3)(4)	4,799	184,653
Cia de Distribucion Integral Logista Holdings SA	2,665	75,379
Ence Energia y Celulosa SA(1)	9,147	28,921
Ercros SA(1)	8,525	22,772
Grifols SA(3)	11,886	129,471
Iberdrola SA	25,708	309,549
Indra Sistemas SA(1)	3,340	59,299
Industria de Diseno Textil SA	10,558	451,432
Laboratorios Farmaceuticos Rovi SA	1,773	122,288
Merlin Properties Socimi SA	15,993	162,860
Metrovacesa SA(3)(4)	2,900	25,300
Redeia Corp. SA	2,456	40,868
Repsol SA	22,889	338,031
Sacyr SA(1)	6,428	21,192
Telefonica SA	43,001	174,964
Vidrala SA	739	74,070
Viscofan SA(1)	825	48,302
		$ 2,957,915
Sweden — 4.2%
Alfa Laval AB	1,197	$ 43,921
Alleima AB	7,335	48,695
Arjo AB, Class B	8,801	41,194
Assa Abloy AB, Class B	1,494	40,974
Atrium Ljungberg AB, Class B(1)	2,504	50,019
Betsson AB, Class B	1,812	19,720
Bilia AB, Class A	2,195	26,536
BioArctic AB(1)(3)(4)	1,352	29,325
Boliden AB	1,310	34,771
BoneSupport Holding AB(3)(4)	2,221	43,972
Camurus AB(3)	677	33,562
Cibus Nordic Real Estate AB(1)	2,069	24,378
Dios Fastigheter AB	3,475	26,954

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Sweden (continued)
Elekta AB, Class B	5,121	$ 38,642
Epiroc AB, Class A	2,897	51,186
Epiroc AB, Class B	1,712	26,693
Essity AB, Class B	11,138	261,557
Evolution AB(4)	1,309	152,843
Fabege AB(1)	3,866	36,209
Getinge AB, Class B	3,014	64,431
H & M Hennes & Mauritz AB, Class B(1)	4,833	68,188
Hemnet Group AB	1,721	46,463
Hexagon AB, Class B	13,262	144,736
Holmen AB, Class B	2,015	79,410
Hufvudstaden AB, Class A	2,401	31,047
Investor AB, Class B	3,101	73,012
Kindred Group PLC SDR	2,181	25,658
L E Lundbergforetagen AB, Class B	987	51,463
Millicom International Cellular SA SDR(3)	3,136	53,797
Mycronic AB	1,879	52,262
Note AB(3)	3,097	43,774
Nyfosa AB(1)	5,192	46,439
Oatly Group AB ADR(1)(3)	32,000	36,160
Orron Energy AB(1)(3)	4,713	3,242
Pandox AB	1,960	26,876
Paradox Interactive AB	1,527	29,916
Polestar Automotive Holding U.K. PLC, Class A ADR(1)(3)	6,400	13,888
Skandinaviska Enskilda Banken AB, Class A	7,648	108,618
Skanska AB, Class B	1,238	21,466
SKF AB, Class B	2,466	48,593
Spotify Technology SA(3)	1,019	219,442
Svenska Cellulosa AB SCA, Class B	9,048	123,179
Swedbank AB, Class A	4,828	98,385
Swedish Orphan Biovitrum AB(3)	3,003	84,289
Telefonaktiebolaget LM Ericsson, Class B	11,872	65,812
Tethys Oil AB	4,284	16,879
Trelleborg AB, Class B	1,004	30,559
Volvo AB, Class B	3,167	75,898
Wihlborgs Fastigheter AB	6,283	56,168
		$ 2,871,201
Switzerland — 8.8%
ABB Ltd.	5,264	$ 222,729
ALSO Holding AG	245	71,728
Baloise Holding AG	396	63,257
Banque Cantonale Vaudoise(1)	570	72,981
BKW AG	330	52,427
Cembra Money Bank AG	670	51,658
Cie Financiere Richemont SA, Class A	5,772	857,341
Security	Shares	Value
Switzerland (continued)
Clariant AG	8,755	$ 112,079
DKSH Holding AG	773	54,091
Flughafen Zurich AG	295	60,866
Forbo Holding AG	26	30,570
Galenica AG(4)	858	75,661
Givaudan SA	88	365,951
Helvetia Holding AG(1)	425	61,379
Holcim AG	5,395	412,064
Intershop Holding AG	78	55,964
Kuehne & Nagel International AG	464	157,240
Landis & Gyr Group AG	1,111	91,098
LEM Holding SA	13	29,663
Logitech International SA	2,732	229,032
Meyer Burger Technology AG(1)(3)	49,710	6,394
Nestle SA	6,891	785,233
Novartis AG	3,416	353,261
PSP Swiss Property AG	379	50,444
Roche Holding AG	1,250	355,895
Sandoz Group AG(3)	860	29,494
Schindler Holding AG	320	76,173
Schindler Holding AG PC	353	87,928
SGS SA	900	83,165
Stadler Rail AG	1,511	48,234
Swatch Group AG, Bearer Shares	279	65,498
Swiss Life Holding AG	172	123,518
Swiss Prime Site AG	1,669	169,045
Swiss Re AG	1,223	140,034
Swisscom AG	366	218,972
Zurich Insurance Group AG	617	313,491
		$ 6,034,558
United Kingdom — 8.1%
Admiral Group PLC	1,759	$ 55,931
Airtel Africa PLC(4)	64,844	92,091
Assura PLC	41,543	23,376
AstraZeneca PLC	3,884	514,928
Aviva PLC	12,379	67,572
B&M European Value Retail SA	4,833	31,674
BAE Systems PLC	5,635	83,942
Berkeley Group Holdings PLC	509	30,822
Big Yellow Group PLC	5,278	76,320
British American Tobacco PLC	4,267	125,807
British Land Co. PLC	7,798	37,483
BT Group PLC	43,183	61,179
Bunzl PLC	1,400	56,896
Burberry Group PLC	3,492	57,520

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	7,473	$ 205,834
Computacenter PLC	1,269	46,361
Darktrace PLC(3)	8,597	37,277
Derwent London PLC	1,158	31,210
Direct Line Insurance Group PLC(3)	9,041	19,293
FDM Group Holdings PLC	2,454	14,407
Fresnillo PLC	3,353	22,427
Glencore PLC	42,265	223,622
Grainger PLC	16,347	54,286
Great Portland Estates PLC	3,877	20,400
HSBC Holdings PLC	24,537	191,578
Imperial Brands PLC	3,571	85,722
Informa PLC	15,828	155,455
Intertek Group PLC	919	52,163
Land Securities Group PLC	4,810	40,552
London Stock Exchange Group PLC	865	97,844
LXI REIT PLC(2)	54,470	72,647
National Grid PLC	27,610	367,740
NCC Group PLC	21,199	32,493
Next PLC	1,020	108,892
Pearson PLC	7,487	91,849
Phoenix Group Holdings PLC	5,262	33,596
QinetiQ Group PLC	8,311	37,534
Reckitt Benckiser Group PLC	1,615	116,766
RELX PLC	4,013	165,633
Rentokil Initial PLC	8,784	45,235
Rio Tinto PLC	3,810	263,726
Rolls-Royce Holdings PLC(3)	22,320	84,737
Sage Group PLC	15,349	228,515
Severn Trent PLC	5,650	185,721
Shaftesbury Capital PLC	57,908	97,551
Shell PLC	14,923	462,647
Smiths Group PLC	2,292	46,971
Spectris PLC	1,446	67,316
Spirent Communications PLC	11,297	16,852
Standard Chartered PLC	7,613	57,536
Supermarket Income REIT PLC	58,122	59,528
Unilever PLC	4,105	199,750
Vodafone Group PLC	147,595	125,477
Whitbread PLC	806	36,534
		$ 5,619,218
Total Common Stocks (identified cost $59,358,314)		$68,337,666

Preferred Stocks — 0.1%
Security	Shares	Value
Italy — 0.1%
Danieli & C Officine Meccaniche SpA, 1.47%	1,102	$ 26,747
Total Preferred Stocks (identified cost $20,107)		$ 26,747

Short-Term Investments — 2.5%
Affiliated Fund — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	181,841	$ 181,841
Total Affiliated Fund (identified cost $181,841)		$ 181,841

Securities Lending Collateral — 2.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.34%(6)	1,559,719	$ 1,559,719
Total Securities Lending Collateral (identified cost $1,559,719)		$ 1,559,719
Total Short-Term Investments (identified cost $1,741,560)		$ 1,741,560

Total Investments — 101.8% (identified cost $61,119,981)	$70,105,973
Other Assets, Less Liabilities — (1.8)%	$(1,239,042)
Net Assets — 100.0%	$68,866,931
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2024. The aggregate market value of securities on loan at January 31, 2024 was $3,736,122 and the total market value of the collateral received by the Portfolio was $4,022,824, comprised of cash of $1,559,719 and U.S. government and/or agencies securities of $2,463,105.
(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $354,561 or 0.5% of the Portfolio's net assets.
(3)	Non-income producing security.

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $1,955,154 or 2.8% of the Portfolio's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(6)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.4%	$7,887,933
Industrials	11.3	7,774,756
Consumer Discretionary	10.7	7,349,596
Health Care	9.9	6,797,936
Consumer Staples	9.7	6,650,833
Materials	9.0	6,235,537
Information Technology	9.0	6,188,913
Communication Services	8.9	6,128,169
Real Estate	7.3	4,999,896
Utilities	7.2	4,976,924
Energy	4.9	3,373,920
Short-Term Investments	2.5	1,741,560
Total Investments	101.8%	$70,105,973
Abbreviations:
ADR	– American Depositary Receipt
CDI	– CHESS Depositary Interest
PC	– Participation Certificate
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2024.
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in issuers and funds that may be deemed to be affiliated was $181,841, which represents 0.2% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$25,783	$1,154,685	$(998,627)	$ —	$ —	$181,841	$883	181,841
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Tax-Managed International Equity Portfolio
January 31, 2024
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Asia/Pacific	$ 455,728	$20,687,524	$ —	$21,143,252
Developed Europe	664,722	45,035,802	—	45,700,524
Developed Middle East	254,210	1,239,680	—	1,493,890
Total Common Stocks	$1,374,660	$66,963,006*	$ —	$68,337,666
Preferred Stocks	$ —	$ 26,747	$ —	$ 26,747
Short-Term Investments:
Affiliated Fund	181,841	—	—	181,841
Securities Lending Collateral	1,559,719	—	—	1,559,719
Total Investments	$3,116,220	$66,989,753	$ —	$70,105,973
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.